SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options | shares	7,537,708
Options and RSUs exercisable | shares	4,021,641
RSUs 0.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.00
Exercise price, upper range limit	$ 0.00
RSUs outstanding | shares	47,535
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares
0.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.01
Exercise price, upper range limit	$ 2.00
Outstanding options | shares	4,015,854
Outstanding options, Weighted average remaining contractual life (years)	4 years 7 months 24 days
Outstanding options, Weighted average exercise price	$ 1.19
Options and RSUs exercisable | shares	1,064,599
Exercisable options, Remaining contractual life (in years)	4 years 4 months 10 days
Exercisable options, Weighted average exercise price	$ 1.19
2.01-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Outstanding options | shares	921,522
Outstanding options, Weighted average remaining contractual life (years)	4 years 8 months 19 days
Outstanding options, Weighted average exercise price	$ 2.49
Options and RSUs exercisable | shares	420,067
Exercisable options, Remaining contractual life (in years)	4 years 4 months 13 days
Exercisable options, Weighted average exercise price	$ 2.62
4.01-6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Outstanding options | shares	933,139
Outstanding options, Weighted average remaining contractual life (years)	2 years 11 months 9 days
Outstanding options, Weighted average exercise price	$ 5.22
Options and RSUs exercisable | shares	917,317
Exercisable options, Remaining contractual life (in years)	2 years 10 months 17 days
Exercisable options, Weighted average exercise price	$ 5.23
6.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Outstanding options | shares	41,500
Outstanding options, Weighted average remaining contractual life (years)	5 years 4 months 21 days
Outstanding options, Weighted average exercise price	$ 6.84
Options and RSUs exercisable | shares	41,500
Exercisable options, Remaining contractual life (in years)	5 years 4 months 21 days
Exercisable options, Weighted average exercise price	$ 6.84
8.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Outstanding options | shares	845,074
Outstanding options, Weighted average remaining contractual life (years)	4 years 2 months 1 day
Outstanding options, Weighted average exercise price	$ 9.07
Options and RSUs exercisable | shares	845,074
Exercisable options, Remaining contractual life (in years)	4 years 2 months 1 day
Exercisable options, Weighted average exercise price	$ 9.07
10.01-13.04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	10.01
Exercise price, upper range limit	$ 13.04
Outstanding options | shares	733,084
Outstanding options, Weighted average remaining contractual life (years)	3 years 11 months 9 days
Outstanding options, Weighted average exercise price	$ 12.35
Options and RSUs exercisable | shares	733,084
Exercisable options, Remaining contractual life (in years)	3 years 11 months 9 days
Exercisable options, Weighted average exercise price	$ 12.35